Realized gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized Gains Losses On Sales Of Investments Net [Abstract]
Gross realized gains on sales of investments	¥ 57,368,616	¥ 70,611,492	¥ 46,126,258
Gross realized losses on sales of investments	¥ 38,198,180	¥ 50,457,833